ACCRUED EXPENSES - Schedule of Accrued Expenses (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Audit fees	$ 0	$ 12,000
Payroll taxes	146,042	0
Total accrued expenses	$ 146,042	$ 12,000